Loans and financings (Details 2) $ in Thousands	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	$ 1,212,554
BNDES	208,947
Export credit notes	237,862
Other	66,203
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	18,539
BNDES	28,602
Export credit notes	95,719
Other	336
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	(2,200)
BNDES	26,734
Export credit notes	52,143
Other	1,390
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	(2,270)
BNDES	23,675
Export credit notes
Other	2,413
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	698,567
BNDES	14,500
Export credit notes	90,000
Other	2,413
Later than five years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	499,918
BNDES	14,500
Export credit notes
Other	52,412
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)
BNDES	100,936
Export credit notes
Other	$ 7,239